Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Useful Lives of Property and Equipment
Property and equipment are recorded at cost less accumulated amortization. Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Laboratory equipment	5 years
Production equipment	7 years
Computer equipment	3-5 years
Software	3-5 years
Furniture and office equipment	5-7 years

Summary of Useful Lives of Intangible Assets	Amortization is provided using the straight-line method over the following terms:

Asset	Rate

Patents	over the patent life
Trade name	10 years
Marketing rights	10 years
Licenses	over the license term